Financial assets available for sale (Details 3) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Carrying amount at beginning of period	€ 52,329
Carrying amount at End of period	42,490
Financial Assets Available for sale Category [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Carrying amount at beginning of period	4
Changes recognized in equity	(4)
Carrying amount at End of period	0
Financial Assets Available for sale Category [Member] | Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Carrying amount at beginning of period	5
Changes recognized in equity	(5)
Carrying amount at End of period	0
Financial Assets Available for sale Category [Member] | Reserve of Deferred Tax Liabilities [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Carrying amount at beginning of period	(1)
Changes recognized in equity	1
Carrying amount at End of period	€ 0